Events Occurring After the Reporting Date (Details)				12 Months Ended
	Jun. 21, 2025 $ / shares shares	Jun. 18, 2025 $ / shares shares	Jun. 17, 2025 $ / shares shares	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 21, 2025 $ / shares	Jun. 18, 2025 $ / shares	Jun. 17, 2025 $ / shares
Events Occurring After the Reporting Date [Line Items]
Total gross proceeds				$ 2,809,177	$ 1,822,322
Market facility share	32,909,640	473,880	877,440
Issued Shares, Price Per Share | (per share)	$ 0.0824	$ 0.0719	$ 0.0722			$ 0.0534	$ 0.047	$ 0.0473